RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2024
Related party transactions [abstract]
Summary of related party agreements and transactions in the consolidated statements of income
The following table reflects the related party agreements and transactions for the three and six months ended June 30 in the interim consolidated statements of income:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2024	2023	2024	2023
Revenues
Power purchase and revenue agreements	$17	$(45)	$54	$20

Direct operating costs
Energy purchases	$(3)	$(3)	$(11)	$(10)
Energy marketing fee & other services	—	(3)	(1)	(6)
	$(3)	$(6)	$(12)	$(16)

Interest expense
Borrowings	$(17)	$(6)	$(34)	$(10)

Other
Interest income	$5	$3	$14	$5
Dividend income	$1	$3	$3	$4
Other related party services	$(2)	$(1)	$(3)	$(2)
Financial instrument gain	$—	$2	$2	$7

Management service agreement	$(22)	$(32)	$(43)	$(68)

Summary of related party agreements and transactions on the consolidated statements of financial position
The following table reflects the impact of the related party agreements and transactions on the consolidated statements of financial position:

(MILLIONS)	Related party	June 30, 2024	December 31, 2023
Current assets
Due from related parties
Amounts due from	Brookfield	$37	$39
	The partnership	1,102	1,366
	Equity-accounted investments and other	13	22
		$1,152	$1,427

Non-current assets
Financial instrument asset	Brookfield	$86	$170

Due from related parties
Amounts due from	The partnership	$9	$9

Current liabilities
Due to related parties
Amounts due to	Brookfield	$39	$26
	The partnership	393	238
	Equity-accounted investments and other	6	8
	Brookfield Reinsurance and associates	186	184
		$624	$456

Non-current liabilities
Due to related parties
Amounts due to	Brookfield	$75	$79
	The partnership	594	850
	Equity-accounted investments and other	8	1
		$677	$930

Non-recourse borrowings	Brookfield Reinsurance and associates	$14	$14